Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 12,606	$ 17,480	$ 41,280	$ 43,620	$ 65,869	$ 32,909
Loss from operations
Loss from operations	(2,480)	(2,364)	(15,276)	(9,470)	(12,302)	(37,838)
Net loss
Net loss	(5,174)	(3,116)	(19,974)	(23,098)	(53,101)	(49,236)
Depreciation and amortization
Depreciation and amortization	590	657	1,826	1,899	2,553	20,917
North America [Member]
Revenue
Revenue	2,832	12,488	15,478	32,330	48,938	28,613
Loss from operations
Loss from operations	(3,664)	(3,243)	(20,456)	(10,729)	(14,121)	(36,517)
Net loss
Net loss	(6,281)	(3,760)	(25,053)	(24,057)	(54,170)	(47,969)
Depreciation and amortization
Depreciation and amortization	505	495	1,504	1,415	1,907	19,938
International [Member]
Revenue
Revenue	9,774	4,992	25,802	11,290	16,931	4,296
Loss from operations
Loss from operations	1,184	879	5,180	1,259	1,819	(1,321)
Net loss
Net loss	1,108	644	5,079	959	1,069	(1,267)
Depreciation and amortization
Depreciation and amortization	$ 85	$ 162	$ 322	$ 484	$ 646	$ 979